Exhibit 99.1

Volkswagen Auto Loan Enhanced Trust 2014-2 MONTHLY SERVICER CERTIFICATE For the collection period ended 9-26-2015	PAGE 1

A. DATES				Begin	End	# days
1	Determination Date				10/16/2015
2	Payment Date				10/20/2015
3	Collection Period			8/30/2015	9/26/2015	28
4	Monthly Interest Period - Actual/360			9/21/2015	10/19/2015	29
5	Monthly Interest - 30/360					30

B. SUMMARY

		Initial Balance	Beginning Balance	Principal Payment	Ending Balance	Note Factor
6	Class A-1 Notes	199,000,000.00	—	—	—	—
7	Class A-2 Notes	325,000,000.00	222,981,198.38	24,784,531.19	198,196,667.19	0.6098359
8	Class A-3 Notes	369,000,000.00	369,000,000.00	—	369,000,000.00	1.0000000
9	Class A-4 Notes	107,000,000.00	107,000,000.00	—	107,000,000.00	1.0000000

10	Total Securities	$1,000,000,000.00	$698,981,198.38	$24,784,531.19	$674,196,667.19

11	Overcollateralization	30,941,157.10	30,941,157.10		30,941,157.10

12	Adjusted Pool Balance	$1,030,941,157.10	$729,922,355.48	$24,784,531.19	$705,137,824.29

13	YSOC	43,423,011.47	28,336,524.64		27,122,472.18

14	Net Pool Balance	$1,074,364,168.57	$758,258,880.12	$24,784,531.19	$732,260,296.47

		Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.20000%	—	—	—	—
16	Class A-2 Notes	0.53000%	98,483.36	0.3030257	24,883,014.55	76.5631217
17	Class A-3 Notes	0.95000%	292,125.00	0.7916667	292,125.00	0.7916667
18	Class A-4 Notes	1.39000%	123,941.67	1.1583334	123,941.67	1.1583334

	Total Securities		514,550.03		25,299,081.22

C. COLLECTIONS AND AVAILABLE FUNDS
19	Scheduled Principal Payments Received					15,236,584.89
20	Scheduled Interest Payments Received					1,380,148.40
21	Prepayments of Principal Received					1,177,114.41
22	Liquidation Proceeds					9,214,545.46
23	Recoveries Received					175,092.76
24	Other Payments Received to Reduce Principal

25	Subtotal: Total Collections					27,183,485.92

26	Repurchased Receivables					—
27	Reserve Account Excess Amount (Item 88)					479.64

28	Total Available Funds, prior to Servicer Advances					27,183,965.56

29	Servicer Advance (Item 71)					—

30	Total Available Funds + Servicer Advance					27,183,965.56

31	Reserve Account Draw Amount (Item 74)					—

32	Total Available Funds + Servicer Advance and Reserve Account Draw Amount					27,183,965.56

D. DISTRIBUTIONS

	Distribution Summary:
33	Prior Advance Reimbursement (Item 77)					—
34	Servicing Fees (Item 41)					631,882.40
35	Class A Noteholder Interest (Item 50)					514,550.03
36	Principal Distribution Amount (Item 75)					24,784,531.19
37	Amount Paid to Reserve Account to Reach Specified Balance					—
38	Other Amounts Paid to Trustees					—
39	Certificateholders Principal Distribution Amount					—

40	Remaining Funds to Seller					1,253,001.94

	Distribution Detail:	Due	Shortfall	Paid
41	Servicing Fees	631,882.40	—	631,882.40

	Pro rata:
42	Class A-1 Interest	—	—	—
43	Class A-2 Interest	98,483.36	—	98,483.36
44	Class A-3 Interest	292,125.00	—	292,125.00
45	Class A-4 Interest	123,941.67	—	123,941.67
46	Class A-1 Interest Carryover Shortfall	—	—	—
47	Class A-2 Interest Carryover Shortfall	—	—	—
48	Class A-3 Interest Carryover Shortfall	—	—	—
49	Class A-4 Interest Carryover Shortfall	—	—	—

50	Class A Noteholder Interest	514,550.03	—	514,550.03

E. CALCULATIONS

	Calculation of Principal Distribution Amount:
51	Beginning Adjusted Pool Balance			729,922,355.48
52	Beginning Net Pool Balance		758,258,880.12
53	Receipts of Scheduled Principal		(15,236,584.89)
54	Receipts of Prepaid Principal		(1,177,114.41)
55	Liquidation Proceeds		(9,214,545.46)
56	Other Collections of Principal		—
57	Principal Amount of Repurchases		—
58	Principal Amount of Defaulted Receivables		(370,338.89)

59	Ending Net Pool Balance		732,260,296.47
60	Yield Supplement Overcollateralization Amount		27,122,472.18

61	Adjusted Pool Balance		705,137,824.29
62	Less: Adjusted Pool Balance - End of Collection Period			705,137,824.29

63	Calculated Principal Distribution Amount			24,784,531.19

	Calculation of Servicer Advance:
64	Available Funds, prior to Servicer Advances (Item 28)			27,183,965.56
65	Less: Prior Advance Reimbursement (Item 33)			—
66	Less: Servicing Fees Paid (Item 34)			631,882.40
67	Less: Interest Paid to Noteholders (Item 35)			514,550.03
68	Less: Calculated Principal Distribution (Item 63)			24,784,531.19

69	Equals: Remaining Available Funds before Servicer Advance			1,253,001.94
70	Monthly Loan Payments Due on Included Units but not received (N/A if Item 69 > 0)			N/A

71	Servicer Advance (If Item 69 < 0, lesser of Item 69 and Item 70, else 0)			—

	Calculation of Reserve Account Draw Amount:
72	Remaining Available Funds, before Reserve Account Draw (Item 69 plus Item 71)			1,253,001.94
73	Available Funds Shortfall Amount (If Item 72 < 0, Item 72, else 0)			—

74	Reserve Account Draw Amount (If Item 73 is > 0, Lesser of Reserve Acct Balance and Item 73)			—

75	Principal Distribution Amount (Item 63 - Available Funds Shortfall + Reserve Account Draw Amt)			24,784,531.19

	Reconciliation of Servicer Advance:
76	Beginning Balance of Servicer Advance			—
77	Less: Prior Advance Reimbursement			—
78	Plus: Additional Servicer Advances for Current Period			—

79	Ending Balance of Servicer Advance			—

F. RESERVE ACCOUNT

	Reserve Account Balances:
80	Specified Reserve Account Balance (Lesser of (a) $5,154,705.79, and (b) the aggregate note balance)			5,154,705.79
81	Initial Reserve Account Balance			1,030,941.16
82	Beginning Reserve Account Balance			5,154,705.79
83	Plus: Net Investment Income for the Collection Period			479.64

84	Subtotal: Reserve Fund Available for Distribution			5,155,185.43
85	Plus: Deposit of Excess Available Funds (Item 37)			—
86	Less: Reserve Account Draw Amount (Item 74)			—

87	Subtotal Reserve Account Balance			5,155,185.43
88	Less: Reserve Account Excess Amount to Available Funds (If Item 87 > Item 80)			479.64

89	Equals: Ending Reserve Account Balance			5,154,705.79

90	Change in Reserve Account Balance from Immediately Preceding Payment Date			—

G. POOL STATISTICS

	Collateral Pool Balance Data:		Initial	Current
91	Net Pool Balance		1,074,364,169	732,260,296
92	Number of Current Contracts		46,738	40,585
93	Weighted Average Loan Rate		2.38%	2.31%
94	Average Remaining Term		65.0	45.6
95	Average Original Term		56.55	65.4
96	Monthly Prepayment Rate			1.15%

	Net Credit Loss and Repossession Activity:		Units	Outstanding Principal Balance
97	Aggregate Outstanding Principal Balance of Charged Off Receivables		14	374,496.03
98	Liquidation Proceeds on Related Vehicles			4,157.14
99	Recoveries Received on Receivables Previously Charged Off			175,092.76

100	Net Principal Losses for Current Collection Period		14	195,246.13

101	Beginning Net Principal Losses		144	2,926,711.93
102	Net Principal Losses for Current Collection Period		14	195,246.13

103	Cumulative Net Principal Losses		158	3,121,958.06

104	Cumulative Net Loss Ratio (Cumulative Net Principal Losses divided by $1,074,364,168.57)			0.29%

	Delinquencies Aging Profile - End of Period:	Percentage	Units	Outstanding Principal Balance
105	Current	99.22%	40,292	726,575,032.41
106	31 - 60 Days Delinquent	0.66%	248	4,817,225.86
107	61 - 90 Days Delinquent	0.12%	45	868,038.20

108	Total	100.00%	40,585	732,260,296.47

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month